CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 587,441,000	$ 235,630,000
Short-term investments	363,007,000	199,546,000
Accounts receivable-third parties	57,953,000	46,648,000
Accounts receivable-related parties	925,000	1,222,000
Other receivables, prepayments and deposits	32,118,000	26,786,000
Amounts due from related parties	24,225,000	1,142,000
Inventories	25,505,000	19,766,000
Total current assets	1,091,174,000	530,740,000
Property, plant and equipment	29,168,000	24,170,000
Right-of-use assets	9,523,000	8,016,000
Investments in equity investees	118,316,000	139,505,000
Other non-current assets	24,708,000	21,687,000
Total assets	1,272,889,000	724,118,000
Current liabilities
Accounts payable	28,513,000	31,612,000
Other payables, accruals and advance receipts	181,610,000	120,882,000
Bank borrowings	26,883,000
Lease liabilities	3,852,000	2,785,000
Other current liabilities	6,857,000	3,118,000
Total current liabilities	247,715,000	158,397,000
Lease liabilities	5,957,000	6,064,000
Bank borrowings		26,861,000
Other non-current liabilities	5,522,000	13,847,000
Total liabilities	259,194,000	205,169,000
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 848,515,660 and 727,722,215 shares issued at June 30, 2021 and December 31, 2020 respectively	84,851,000	72,772,000
Additional paid-in capital	1,412,607,000	822,458,000
Accumulated losses	(517,996,000)	(415,591,000)
Accumulated other comprehensive income	5,333,000	4,477,000
Total Company's shareholders' equity	984,795,000	484,116,000
Non-controlling interests	28,900,000	34,833,000
Total shareholders' equity	1,013,695,000	518,949,000
Total liabilities and shareholders' equity	$ 1,272,889,000	$ 724,118,000